UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS FUND I LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS FEG Absolute Access Fund I LLC Six Months Ended September 30, 2018 (unaudited)

FEG Absolute Access Fund I LLC

Financial Statements

Six Months Ended September 30, 2018
(unaudited)

Financial Statements of FEG Absolute Access Fund LLC

FEG Absolute Access Fund I LLC

Statement of Assets and Liabilities

September 30, 2018
(unaudited)

Assets
Cash	$4,793,636
Investment in FEG Absolute Access Fund LLC, at fair value	257,445,534
Prepaid expenses and other assets	9,013
Total assets	262,248,183

Liabilities
Capital redemptions payable	4,793,636
Professional fees payable	92,455
Accounting and administration fees payable	29,023
Directors fees payable	6,000
Other liabilities	21,469
Total liabilities	4,942,583

Net Assets	$257,305,600

Net assets consist of:
Paid-in capital	$262,589,199
Total distributable earnings	(5,283,599)
Net assets	$257,305,600

Units issued and outstanding (unlimited units authorized)	219,449
Net Asset Value per unit	$1,172.51

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

1

FEG Absolute Access Fund I LLC

Statement of Operations

Six Months Ended September 30, 2018
(unaudited)

Investment income/(loss) allocated from FEG Absolute Access Fund LLC
Dividend income	$229,245
Expenses	(1,589,909)
Net investment loss allocated from FEG Absolute Access Fund LLC	(1,360,664)

Fund expenses
Professional fees	61,850
Compliance monitoring fees	54,075
Accounting and administration fees	41,738
Directors fees	12,000
Custodian fees	10,373
Other expenses	18,000
Total Fund expenses	198,036
Net investment loss	(1,558,700)

Realized and unrealized gain (loss) on investments allocated from FEG Absolute Access Fund LLC
Net realized gain on investments	2,632,825
Net change in unrealized appreciation/depreciation on investments	4,056,223
Net realized and unrealized gain on investments allocated from FEG Absolute Access Fund LLC	6,689,048
Net increase in net assets resulting from operations	$5,130,348

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

2

FEG Absolute Access Fund I LLC

Statements of Changes in Net Assets

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018
Operations
Net investment loss	$(1,558,700)	$(4,021,168)
Net realized gain on investments	2,632,825	12,800,712
Net change in unrealized appreciation/depreciation on investments	4,056,223	(6,297,351)
Net increase in net assets resulting from operations	5,130,348	2,482,193

Distributions
From distributable earnings	—

Distributions
From net investment income		(10,137,527)

Capital transactions
Capital subscriptions	12,550,000	44,360,778
Capital reinvestments of distribution	—	8,649,770
Capital redemptions	(70,461,358)	(70,188,415)
Net change in net assets resulting from capital transactions	(57,911,358)	(17,177,867)

Net change in net assets	(52,781,010)	(24,833,201)

Net assets at beginning of period	310,086,610	334,919,811
Net assets capital at end of period[1]	$257,305,600	$310,086,610

Units transactions
Units sold	10,891	37,814
Units reinvested	—	7,491
Units redeemed	(60,667)	(60,221)
Net change in units	(49,776)	(14,916)

(1)

End of year net assets includes accumulated undistributed net investment loss of $25,251,391 for the year ended March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

3

FEG Absolute Access Fund I LLC

Statement of Cash Flows

Six Months Ended September 30, 2018
(unaudited)

Operating activities
Net increase in net assets resulting from operations	$5,130,348
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(12,550,000)
Proceeds from sales of investments	70,622,711
Net investment loss allocated from FEG Absolute Access Fund LLC	1,360,664
Net realized gain on investments allocated from FEG Absolute Access Fund LLC	(2,632,825)
Net change in unrealized appreciation/depreciation on investments allocated from FEG Absolute Access Fund LLC	(4,056,223)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	54,074
Accounting and administration fees payable	(877)
Professional fees payable	(8,119)
Other liabilities	(8,395)
Net cash provided by operating activities	57,911,358

Financing activities
Proceeds from capital subscriptions	12,550,000
Payments for capital redemptions, net of redemptions payable	(71,529,947)
Net cash used in financing activities	(58,979,947)

Net change in cash	(1,068,589)
Cash at beginning of period	5,862,225
Cash at end of period	$4,793,636

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

4

FEG Absolute Access Fund I LLC

Financial Highlights

	Six Months Ended September 30,		Year Ended March 31,
	2018 (unaudited)		2018		2017	2016	2015	2014
Per unit operating performances:(1)(2)
Net asset value per unit, beginning of period	$1,151.77		$1,178.71		$1,133.29	$1,189.27	$1,135.93	$1,062.22
Income (loss) from investment operations:
Net investment loss	(20.66)		(18.45)		(14.62)	(13.72)	(6.07)	(5.98)
Net realized and unrealized gain (loss) on investments	41.40		28.22		68.75	(37.63)	59.41	79.69
Total change in per unit value from investment operations	20.74		9.77		54.13	(51.35)	53.34	73.71

Distributions paid from:
Net investment income	—		(36.71)		(8.71)	(2.35)	—	—
Net realized gains	—		—		—	(2.28)	—	—
Total distributions to shareholders	—		(36.71)		(8.71)	(4.63)	—	—

Net asset value per unit, end of period	$1,172.51		$1,151.77		$1,178.71	$1,133.29	$1,189.27	$1,135.93

Ratios to average net assets:
Total expenses	1.26	%(3)(5)	1.35	%(3)	1.23%	1.27%	1.34%	1.56%
Net investment loss	(1.10	)%(4)(5)	(1.27	)%(4)	(1.22)%	(1.27)%	(1.34)%	(1.56)%

Total return	1.80	%(6)	0.82%		4.78%	(4.32)%	4.70%	6.94%
Portfolio turnover	0.05	%(6)	25.84%		6.43%	12.33%	28.75%	17.93%
Net assets end of year (000's)	$257,306		$310,087		$334,920	$333,516	$321,325	$239,771

(1)	Selected data is for a single unit outstanding throughout the year or period indicated.

(2)	The ratios include the Fund’s proportionate share of income and expenses allocated from FEG Absolute Access Fund LLC.

(3)

Includes state withholding tax from business activity of the underlying funds. If the expense was removed, total expenses would be 1.26% and 1.34% for the periods ended September 30, 2018 and March 31, 2018, respectively.

(4)

Includes state withholding tax from business activity of the underlying funds. If the expense was removed, net investment loss would be (1.10)% and (1.25)% for the periods ended September 30, 2018 and March 31, 2018, respectively.

(5)	Annualized

(6)	Not annualized

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

5

FEG Absolute Access Fund I LLC

Notes to Financial Statements

Six Months Ended September 30, 2018
(unaudited)

1. Organization

FEG Absolute Access Fund I LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on January 20, 2011 and commenced operations on April 1, 2011. Prior to December 31, 2015 the Fund was known as FEG Absolute Access TEI Fund LLC. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Directors (the “Board”). The objective of the Fund is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. Effective January 1, 2015, the Fund attempts to achieve its investment objective by investing all or substantially all of its assets directly in FEG Absolute Access Fund LLC (“FEG Absolute Access Fund”), a limited liability company organized under the laws of the State of Delaware and registered under the 1940 Act. The Fund and FEG Absolute Access Fund are managed by FEG Investors, LLC (the “Investment Manager”), an investment manager registered under the Investment Advisers Act of 1940, as amended. FEG Absolute Access Fund’s Board of Directors (the “FEG Absolute Access Fund Board”) has overall responsibility for the management and supervision of FEG Absolute Access Fund’s operations. To the extent permitted by applicable law, the FEG Absolute Access Fund Board may delegate any of its respective rights, powers and authority to, among others, the officers of FEG Absolute Access Fund, any committee of the FEG Absolute Access Fund Board, or the Investment Manager.

Units of limited liability company interest (“Units”) of the Fund are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

The Second Amended and Restated Limited Liability Company Operating Agreement (as it may be further amended, the “Operating Agreement”) for the Fund was approved by the Board at a meeting held on August 18, 2014, and by Members at a meeting held on December 12, 2014. The Operating Agreement: (a) allows the Fund to elect to be classified, for purposes of U.S. federal income tax, as a corporation that intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”); and (b) permits the creation of multiple classes of Units of the Fund. The SEC granted the Fund an Exemptive Order on September 9, 2015 permitting the Fund to offer multiple classes of Units. The Fund’s registration statement permits it to offer two additional classes of Units. There have been no transactions involving Class II Units during the six months ended September 30, 2018. Class II Units are expected to commence operations at an appropriate time in the future when additional subscriptions are available. When Class II Units commence operations, it is expected that the existing units of the Fund will be designated as Class I Units. As of September 30, 2018, no additional classes of units had commenced operations or had activity.

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the “Administrator”). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of the books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The Fund is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

6

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Use of Estimates

The financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from such estimates.

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Net Assets and Net Asset Value per Unit

The Fund calculates its net assets as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its net assets, the Fund values its investments as of such month-end or as of the end of such fiscal period, as applicable. The net assets of the Fund equals the value of the total assets of the Fund less liabilities, including accrued fees and expenses, each determined as of the date the Fund’s net assets is calculated. The Net Asset Value per Unit equals net assets divided by Units outstanding.

Investment in FEG Absolute Access Fund LLC

The Fund records its investment in FEG Absolute Access Fund at fair value which is represented by the Fund’s units held in FEG Absolute Access Fund valued at their per unit net asset value. Valuation of investment funds and other investments held by FEG Absolute Access Fund is discussed in the notes to FEG Absolute Access Fund’s financial statements. The Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from FEG Absolute Access Fund. The performance of the Fund is directly affected by the performance of FEG Absolute Access Fund. The financial statements of FEG Absolute Access Fund, which accompany this report, are an integral part of these financial statements. Refer to the accounting policies disclosed in the financial statements of FEG Absolute Access Fund for additional information regarding significant accounting policies that affect the Fund. As of September 30, 2018, the Fund owned 92.94% of the units of FEG Absolute Access Fund.

Taxation and Distributions to Members

For periods prior to January 1, 2015, the Fund, as a limited liability company, was classified as a partnership for federal tax purposes. Accordingly, no provision for federal income taxes was required. Components of net assets reflected in the Statement of Assets and Liabilities are reported on a tax basis, removing historical information prior to January 1, 2015.

Effective January 1, 2015, the Fund elected to be treated as a corporation for federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify, as a RIC under Subchapter M of the Code. For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to its investors. Taxable income consists generally of net investment income and net capital gains. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes.

Management has analyzed the Fund’s tax positions for all open tax years, which include the years ended December 31, 2014 through December 31, 2017, and has concluded that as of September 30, 2018, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

7

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense, and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

As of March 31, 2018, the federal tax cost of investments and unrealized appreciation/(depreciation) were as follows:

Gross unrealized appreciation	$29,795,541
Gross unrealized depreciation	(3,300,988)
Net unrealized appreciation	$26,494,553
Cost of investments	$283,695,308

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in investment transactions.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of December 31, 2017, the Fund had $167,678 in short-term post-October capital-losses.

The Fund utilized $3,257,580 of its capital loss carryforward during the year ended December 31, 2017.

The tax character of distributions paid during the tax year ended December 31, 2017 was as follows:

	2017	2016
Distributions paid from:
Ordinary income	$7,501,701	$2,509,060
Net long term capital gains	2,635,826	—
Total taxable distributions	10,137,527	2,509,060
Total distributions paid	$10,137,527	$2,509,060

3. Related Party Transactions

The Investment Manager receives from FEG Absolute Access Fund a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of FEG Absolute Access Fund’s month-end members’ capital balances. The Fund indirectly incurs the Management Fee as a member of FEG Absolute Access Fund.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Directors’ fees totaled $12,000 for the six months ended September 30, 2018, of which $6,000 was payable as of September 30, 2018.

As of September 30, 2018, Members who are affiliated with the Investment Manager owned $928,927 (0.36% of net assets) of the Fund.

8

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

4. Capital

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. However, because all or substantially all of the Fund’s assets will be invested in FEG Absolute Access Fund, the Fund generally will find it necessary to liquidate a portion of its FEG Absolute Access Fund units in order to satisfy repurchase requests. Because FEG Absolute Access Fund’s units may not be transferred, the Fund may withdraw a portion of its FEG Absolute Access Fund units only pursuant to repurchase offers by FEG Absolute Access Fund. Therefore, the Fund does not expect to conduct a repurchase offer for Units unless FEG Absolute Access Fund contemporaneously conducts a repurchase offer for FEG Absolute Access Fund units.

Capital subscriptions received in advance are comprised of cash received on or prior to September 30, 2018 for which Units are issued October 1, 2018. Capital subscriptions received in advance do not participate in the earnings of the Fund until such Units are issued. Capital redemptions payable are comprised of requests for redemptions that were effective on September, 2018 but were paid subsequent to fiscal year-end.

In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend to the FEG Absolute Access Fund Board that FEG Absolute Access Fund repurchases FEG Absolute Access Fund units from members twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the FEG Absolute Access Fund Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of FEG Absolute Access Fund’s outstanding units.

FEG Absolute Access Fund will make repurchase offers, if any, to all holders of FEG Absolute Access Fund units, including the Fund. The Fund does not expect to make a repurchase offer that is larger than the portion of FEG Absolute Access Fund’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on FEG Absolute Access Fund’s repurchase offers.

Subject to the considerations described above, the aggregate value of Units to be repurchased at any time will be determined by the Board in its sole discretion, and such amount may be stated as a percentage of the value of the Fund’s outstanding Units. Therefore, the Fund may determine not to conduct a repurchase offer at a time that FEG Absolute Access Fund conducts a repurchase offer.

The Board also will consider the following factors, among others, in making such determination: (i) whether FEG Absolute Access Fund is making a contemporaneous repurchase offer for FEG Absolute Access Fund units, and the aggregate value of FEG Absolute Access Fund units that FEG Absolute Access Fund is offering to repurchase; (ii) the liquidity of the assets of the applicable fund; (iii) the investment plans and working capital requirements of the applicable fund; (iv) the relative economies of scale with respect to the size of the applicable fund; (v) the history of the applicable fund in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

9

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

4. Capital (continued)

The Operating Agreement and the FEG Absolute Access Fund operating agreement each provides that the respective entity will be dissolved if any Member that has submitted a written request, in accordance with the terms of the applicable Operating Agreement, to tender all of such Member’s Units or FEG Absolute Access Fund’s units, as applicable, for repurchase by the applicable fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period). Such a dissolution of FEG Absolute Access Fund would likely result in a determination to dissolve the Fund.

When the Board determines that the Fund will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Fund, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Fund may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from FEG Absolute Access Fund, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from its investment in FEG Absolute Access Fund), whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year. The note will be held by the Administrator on the Member’s behalf. Upon written request by a Member to the Administrator, the Administrator will mail the note to the Member at the address of the Member as maintained in the books and records of the Fund.

The Fund does not intend to impose any charges on the repurchase of Units.

If Members request that the Fund repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

10

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

5. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

11

FEG Absolute Access Fund I LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12

FINANCIAL STATEMENTS FEG Absolute Access Fund LLC Six Months Ended September 30, 2018 (unaudited)

FEG Absolute Access Fund LLC

Financial Statements

Six months ended September 30, 2018
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information	16

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2018
(unaudited)

Assets
Cash	$17,424,787
Short-term investments (cost $741,917)	741,917
Investments in Portfolio Funds, at fair value (cost $218,760,036)	260,228,146
Receivable for Portfolio Funds sold	6,978,076
Prepaid expenses and other assets	1,118
Total assets	$285,374,044

Liabilities and members’ capital
Line of credit loan payable	$6,500,000
Capital withdrawals payable	1,069,586
Management fee payable	586,515
Accounting and administration fees payable	69,375
Professional fees payable	65,890
Line of credit fees payable	29,454
Directors fees payable	6,000
Other liabilities	47,818
Total liabilities	8,374,638
Members’ capital	276,999,406
Total liabilities and members’ capital	$285,374,044

Components of members’ capital
Paid-in capital	$201,475,022
Total distributable earnings	75,524,384
Members’ capital	$276,999,406

Units issued and outstanding (unlimited units authorized)	207,724
Net Asset Value per unit	$1,333.50

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2018
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG Super Fund, L.P.(4)	$525,070	$829,401	0.3%	Annually (5)	60 days
Canyon Balanced Fund, L.P.	9,821,401	11,819,261	4.3	Quarterly (6)	30 days
CVI Global Value Fund A, L.P., Class H(4)	126,239	382,996	0.1	Quarterly (7)	120 days
Eton Park Fund, L.P., Class B(4)	90,913	145,658	0.1	Quarterly	65 days
Farallon Capital Partners, L.P.(4)	18,060,570	26,992,660	9.7	Annually (5)	45 days
Fir Tree Capital Opportunity Fund, L.P.	16,122,238	20,667,925	7.5	Annually (5)	90 days
Governors Lane Onshore Fund, L.P.	14,000,000	15,391,658	5.5	Annually (5)	65 days
GSO Special Situations Fund, L.P.(4)	12,094	74,529	0.0	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	10,121,993	14,910,083	5.4	Quarterly	90 days
Highfields Capital II, L.P.(4)	43,959	36,770	0.0	Annually (7)	60 days
Lion Point Associates, L.P.	8,000,000	7,748,638	2.8	Semi-Annually	60 days
OZ Asia Domestic Partners, L.P.(4)	929,354	2,361,362	0.9	Quarterly (5)(9)	30 days
Pacific Grove Opportunities Fund I, L.P.	10,000,000	13,065,990	4.7	Quarterly (5)(6)	65 Days
Securis Event Fund (US), L.P.	10,000,000	10,874,503	3.9	Semi-Annually (5)	180 days
Stark Investments, L.P. (4)	824	216	0.0	Quarterly	90 days
Stark Investments, L.P., Class A (4)	24,869	34,031	0.0	Quarterly	90 days
Stark Investments, L.P., Class B (4)	2,471	2,732	0.0	Quarterly	90 days
Total United States:	97,881,995	125,338,413	45.2
Cayman Islands:
Multi-Strategy: (3)
Argentiere Fund, Ltd.	8,000,000	7,563,635	2.7	Quarterly	55 days
Autonomy Global Macro Fund Limited	15,000,000	16,381,215	5.9	Monthly (5)	60 days
Elliott International Limited	25,928,845	33,056,368	11.9	Semi-Annually (7)	60 days
Eton Park Overseas Fund, Ltd.(4)	390,732	286,563	0.1	Annually (5)	65 days
Graham Global Investment Fund II SPC, Ltd.	2,830,505	2,157,155	0.8	Weekly	3 days
Graticule Asia Macro Fund, Ltd.	15,000,000	13,993,347	5.1	Monthly	60 days
Highfields Capital, Ltd.(4)	19,194,668	21,334,396	7.7	Annually (7)(10)	60 days
Indaba Capital Partners (Cayman), L.P.	17,250,000	22,289,892	8.0	Quarterly	90 days
Myriad Opportunities US Fund Limited	15,000,000	14,627,155	5.3	Quarterly	60 days
Systematica Alternative Markets Fund Limited	2,283,291	3,200,007	1.2	Monthly	30 days
Total Cayman Islands:	120,878,041	134,889,733	48.7

Total investments in Portfolio Funds	$218,760,036	$260,228,146	93.9%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 1.94% (11)	$741,917	$741,917	0.3%
Total Short-term investments:	741,917	741,917	0.3
Total investments in Portfolio Funds and short-term investments	$219,501,953	260,970,063	94.2

Other assets less liabilities		16,029,343	5.8
		$276,999,406	100.0%
Members’ capital

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)	Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined. See Note 2 for a discussion of the Fund’s investments in side pockets.

(5)	Withdrawals from these Portfolio Funds are permitted after a one-year lockup period from the date of the initial investment.

(6)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter.

(7)	Withdrawals from these Portfolio Funds are permitted after a two-year lockup period from the date of the initial investment.

(8)	In addition to quarterly withdrawals, monthly withdrawals are also permitted from this Portfolio Fund at a limited amount of 33% of the net asset value held by a shareholder subject to a 0.20% redemption fee on the proceeds.

(9)	Withdrawals from this Portfolio Fund are permitted after a one-year and a quarter lockup period from the date of the initial investment.

(10)	In addition to annual withdrawals, semi-annual withdrawals are also permitted from this Portfolio Fund at a limited amount of 25% of the net asset value held by a shareholder.

(11)	The rate shown is the annualized 7-day yield as of September 30, 2018.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2018
(unaudited)

Investment income
Dividend income	$249,694

Expenses
Management fees	1,340,334
Accounting and administration fees	139,223
Professional fees	68,260
Line of credit interest expense	54,772
Line of credit fees	45,409
Custodian fees	19,918
Compliance fees	15,000
Directors fees	12,000
Insurance expense	5,466
Other expenses	30,242
Total expenses	1,730,624
Net investment loss	(1,480,930)

Realized and unrealized gain (loss) on investments
Net realized gain on investments	2,865,518
Net change in unrealized appreciation/depreciation on investments	4,414,719
Net realized and unrealized gain on investments	7,280,237
Net increase in members' capital resulting from operations	$5,799,307

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018
Operations
Net investment loss	$(1,480,930)	$(3,646,354)
Net realized gain on investments	2,865,518	14,357,722
Net change in unrealized appreciation/depreciation on investments	4,414,719	(7,063,327)
Net change in members' capital resulting from operations	5,799,307	3,648,041

Capital transactions
Capital contributions	12,550,000	44,373,024
Capital withdrawals	(83,568,570)	(86,358,437)
Net change in members' capital resulting from capital transactions	(71,018,570)	(41,985,413)

Net change in members' capital	(65,219,263)	(38,337,372)

Members' capital at beginning of period	342,218,669	380,556,041
Members' capital at end of period[1]	$276,999,406	$342,218,669

Units transactions
Units sold	9,582	33,979
Units redeemed	(63,291)	(66,353)
Net change in units	(53,709)	(32,374)

[1]

End of year net assets includes accumulated undistributed net investment loss of $25,662,950 for the year ended March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2018
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$5,799,307
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(139,303)
Proceeds from sales of investments in Portfolio Funds	80,024,089
Net realized gain on investments	(2,865,518)
Net change in unrealized appreciation/depreciation on investments	(4,414,719)
Sales of short-term investments, net	1,344,238
Changes in operating assets and liabilities:
Prepaid expenses and other assets	12,413
Management fee payable	102,596
Accounting and administration fees payable	(58,761)
Professional fees payable	(7,497)
Other liabilities	336
Net cash provided by operating activities	79,797,181

Financing activities
Proceeds from line of credit	6,500,000
Line of credit fees payable	21,676
Proceeds from capital contributions	12,550,000
Payments for capital withdrawals, net of withdrawls payable	(83,507,774)
Net cash used in financing activities	(64,436,098)

Net change in cash	15,361,083
Cash at beginning of period	2,063,704
Cash at end of period	$17,424,787

Supplemental disclosure of interest paid	$54,772

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Six Months Ended September 30, 2018		Year Ended March 31,
	(unaudited)		2018		2017	2016	2015	2014
Per unit operating performances: (1)
Net asset value per unit, beginning of period	$1,309.01		$1,295.26		$1,234.22	$1,287.07	$1,225.97	$1,141.52
Income (loss) from investment operations:
Net investment loss	(32.51)		(23.22)		(17.32)	(12.98)	(4.81)	(3.84)
Net realized and unrealized gain (loss) on investments	57.00		36.97		78.36	(39.87)	65.91	88.29
Total change in per unit value from investment operations	24.49		13.75		61.04	(52.85)	61.10	84.45

Net asset value per unit, end of period	$1,333.50		$1,309.01		$1,295.26	$1,234.22	$1,287.07	$1,225.97
Ratios to average members' capital: (2)
Total expenses	1.12	%(3)(5)	1.11	%(3)	1.07%	1.06%	1.06%	1.12%
Net investment loss	(0.96	)%(4)(5)	(1.03	)%(4)	(1.05)%	(1.04)%	(1.06)%	(1.12)%

Total return	1.87	%(6)	1.06%		4.95%	(4.11)%	4.98%	7.40%
Portfolio turnover	0.05	%(6)	25.84%		6.43%	12.33%	28.75%	17.93%
Members' capital end of year (000's)	$276,999		$342,219		$380,556	$385,476	$398,207	$314,170

(1)	Selected data is for a single unit outstanding throughout the year or period indicated.

(2)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Company invests.

(3)

Includes state withholding tax from business activity of the underlying funds. If the expense was removed, total expenses would be 1.12% and 1.09% for the period ended September 30, 2018 and May 31, 2018, respectively.

(4)

Includes state withholding tax from business activity of the underlying funds. If the expense was removed, net investment loss would be (0.96%) and (1.01)% for the period ended September 30, 2018 and May 31, 2018, respectively.

(5)	Annualized

(6)	Not annualized

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

Six Months Ended September 30, 2018
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

Units of limited liability company interest (“Units”) of the Company are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

2. Significant Accounting Policies

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from such estimates.

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers as reported by the underlying funds. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds were $139,303 and $64,544,530, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of September 30, 2018, 10 of the 29 Portfolio Funds in which the Company invested had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of September 30, 2018 was $4,049,236 and represented 1.46% of total Members’ capital.

Fair Value of Financial Instruments

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Short-term investments	$741,917	$—	$—	$741,917
Total	$741,917	$—	$—	$741,917

In accordance with U.S. GAAP, investments in Portfolio Funds with a fair value of $260,228,146 are excluded from the fair value hierarchy as of September 30, 2018.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Company discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the six months ended September 30, 2018.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions received are recorded as capital gains as soon as information is available. Realized gains and losses are determined on Pro Rata Depletion cost basis. Return of capital or security distributions received are accounted for as a reduction to cost.

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2014 through December 31, 2017, and has concluded that as of September 30, 2018, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ operating agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Company a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $1,340,334 for the six months ended September 30, 2018, of which $586,515 was payable as of September 30, 2018.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $12,000 for the six months ended September 30, 2018, of which $6,000 was payable as of September 30, 2018.

As of September 30, 2018, FEG Absolute Access Fund I LLC, an affiliated investment company of the Company registered under the 1940 Act and the 1933 Act, owned 92.94% of the Company’s outstanding Units, with a value of $257,445,534.

As of September 30, 2018, Members who are affiliated with the Investment Manager owned $116,667 (0.04% of members’ capital) of the Company.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (as most recently amended and restated on April 1, 2013, and as it may be further amended, the “Operating Agreement”), net profits or net losses are allocated monthly to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month, but may be admitted at any other time at the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Company to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Company to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Company should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Company’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Company repurchase Units; (ii) the liquidity of the Company’s assets; (iii) the investment plans and working capital requirements of the Company; (iv) the relative economies of scale with respect to the size of the Company; (v) the history of the Company in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2018 for which Units are issued October 1, 2018. Capital contributions received in advance do not participate in the earnings of the Company until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2018 but were paid subsequent to period-end.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

The Company’s Operating Agreement provides that the Company will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Company has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Company will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Company (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Company, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Company may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Company will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Company (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Company, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Company entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Company has received at least 90% of the aggregate amount withdrawn by the Company from the Portfolio Funds, whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Company’s next annual audit, which is expected to be completed within 60 days after the end of the Company’s fiscal year-end. The note will be held by the Administrator on the Member’s behalf. Upon written request by a Member to the Administrator, the Administrator will mail the note to the Member at the address of the Member as maintained in the books and records of the Fund.

The Company does not intend to impose any charges on the repurchase of Units.

If Members request that the Company repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Company shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Company reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $20,000,000 line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate plus a spread of 200 basis points (2.00%). The average interest rate and average daily loan balance for the 58 days the Company had outstanding borrowings under the LOC were 4.13% and $6,500,000, respectively, for the six months ended September 30, 2018. The maximum amount borrowed during the six-months ended September 30, 2018 was $6,500,000. As of September 30, 2018, the unused amount of the LOC was $13,500,000.

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2018, the LOC agreement was amended to change the scheduled commitment termination date (the “Termination Date”) to September 30, 2019. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

8. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that, there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND I LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 07, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 07, 2018

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 07, 2018

*	Print the name and title of each signing officer under his or her signature.